Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 02, 2012
Goodwill and Other Intangible Assets
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended December 2, 2012 and November 27, 2011 are as follows (in thousands):

Balance as of November 28, 2010	$361,958
Decrease due to foreign currency translation	(932)

Balance as of November 27, 2011	$361,026
Additions due to acquisition of Comfort Revolution	357
Increase due to foreign currency translation	1,846

Balance as of December 2, 2012	$363,229

Schedule of company's intangible assets
	December 2, 2012			November 27, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life
Licenses	$4,615	$(4,615)	$—	$4,612	$(3,496)	$1,116	—
Trademarks	3,100	(73)	3,027	—	—	—	11.5
Intellectual property	3,300	(95)	3,205	—	—	—	9.5
Customer relationships	8,700	(223)	8,477	—	—	—	10.5

Total intangible assets	$19,715	$(5,005)	$14,710	$4,612	$(3,496)	$1,116	10.5